Semiannual Report

                 DIVERSIFIED
                 SMALL-CAP
                 GROWTH FUND

                 JUNE 30, 1999




[GRAPHIC APPEARS HERE]

T. ROWE PRICE

Report Highlights
--------------------------------------------------------------------------------
Diversified Small-Cap Growth Fund

 .    Stocks continued to advance in the first half, but leadership began to shift from large-cap growth stocks to cyclicals and small- and mid-cap issues.

 .    The fund's strong performance in the second quarter was undercut by a very weak first quarter, resulting in a small six-month gain.

 .    The fund's comparative results suffered when the market was focused on hyper-growth, very high-valuation stocks.

 .    Technology and telecommunications were among our best-performing sectors;
     health care was one of the weakest.

 .    Small-cap stocks remain undervalued relative to large-caps, and we are optimistic their recent momentum can be sustained.

FELLOW SHAREHOLDERS

After a long period in the doldrums, small-cap stocks became market leaders in the second quarter. Continued evidence of the U.S. economy's strength encouraged investors to venture beyond blue chip growth stocks into economically sensitive stocks, which typically include small companies. The frenetic rally in Internet stocks-- in which the portfolio had relatively little participation--stalled in April but revived late in the quarter.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 6/30/99                       6 Months              12 Months
--------------------------------------------------------------------------------
Diversified Small-Cap Growth Fund             2.44%                -0.23%

Russell 2000 Growth Index                    12.82                  8.30

Lipper Small Cap Fund Index                   9.43                  1.92


Although your fund advanced strongly during the second quarter, achieving a 13.20% gain, returns for the first half were dragged down by negative first quarter results. In the early months of 1999, the market was infatuated with the concept of hyper-growth and was willing to overlook both company fundamentals and stock valuations. Our relatively conservative structure was at a decided disadvantage. We were underexposed to companies with the highest projected earnings growth rates, mainly because the stocks were very highly valued even using measures designed to adjust for the lack of earnings. In addition, the fund's unfavorable comparative results reflected our continued reluctance to commit assets to the Internet frenzy. Despite their April setback, these stocks are still up substantially from year-end and provided considerable thrust to the first half performance of indexes and mutual funds that were exposed to them. Very few of these stocks meet our criteria for sustained earnings growth potential.


Portfolio Review

Since we have alluded to our strategy, we thought it might be helpful to summarize it before reviewing some specifics of the last six months. The fund invests in the shares of small companies that are growing their earnings rapidly. Unlike many other funds investing in this sector of the market, this fund has a very broadly diversified portfolio, with approximately 300 companies. On June 30, the 25 largest positions accounted for only about 17% of assets. Our objective with wide diversification is to capture the general performance of the small-cap sector while minimizing the impact of any individual stock. Small-cap stocks can be extremely volatile. The stocks typically carry relatively high valuations based on forecasts of future growth, and when a company announces disappointing news, its stock can fall 50% or more in a single day. This is a fact of life in the small-cap growth arena, so we prefer to limit the weight of a single name in the portfolio.

Another key aspect of our program is the use of quantitative strategies for determining the overall characteristics of the portfolio and as an aid in selecting stocks. Our database of investment-related information ranges from historical accounting data to prospective earnings forecasts. We also take advantage of T. Rowe Price's considerable resources devoted to fundamental research on small companies. Since few managers have demonstrated the ability to successfully time the market, we remain fully committed to stocks. The rapid rotation in market leadership from large-cap to small-cap stocks in the second quarter--after small-caps were pummeled in the first quarter--illustrates the difficulty of correctly anticipating such turning points. Finally, trading costs for smaller companies can be high, and we think shareholder value can be maximized by maintaining a buy-and-hold approach.

-----------------------------------------------------
INFORMATION ON YEAR-END DISTRIBUTIONS
--------------------------------------------------------------------------------
To help you with tax planning, we try to give you a good idea of the per-share income and capital gain amounts our funds may distribute near year-end. In late October, we will provide estimates of these amounts, which will be paid on December 16, 1999, to shareholders of record on December 14. These preliminary numbers will be included in The Price Report mailing to shareholders in late October and will also be available on our Web site--www.troweprice.com.

We hope that these preliminary numbers will be useful to you in approximating the income and capital gains taxes you may pay on distributions to taxable accounts. If your fund distributed any capital gains earlier in 1999, you can find the amounts on your statements and should include them in your tax planning calculations. Please keep in mind that the numbers are not final and are likely to be revised before the December 14 declaration and record date. As the fall progresses, you may want to check our Web site for revisions.

If you would like information on tax matters relating to mutual funds, please visit our Web site to download our Insights report, Tax Information for Mutual Fund Investors, or call 1-800-225-5132 to request a copy.

During the six-month period, technology, which is one of our largest sectors (about 17% of net assets), was among the fund's best-performing groups as many of these companies revised their earnings upward. Telecommunications stocks, a sizable component of our large consumer services sector, also did well, as did financial stocks and some cyclicals. Economically sensitive sectors had solid gains in the second quarter, including industrial products and durable goods, but these are fairly small weights in the fund. Weaker performers included health care, where drug stocks are suffering from fears of price regulation, and other consumer nondurables.

-----------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

                                          Diversified
                                            Small-Cap
As of 6/30/99                             Growth Fund                S&P 500
--------------------------------------------------------------------------------

Market Cap (Investment-
Weighted Median)                         $1.4 billion          $70.2 billion
--------------------------------------------------------------------------------
Earnings Growth Rate
Estimated Next 5 Years*                          23.2%                 13.4%
--------------------------------------------------------------------------------
P/E Ratio (Based on Next 12
Months' Estimated Earnings)                      23.2X                 27.9X
--------------------------------------------------------------------------------
*Forecasts are based on T. Rowe Price research and are in no way an indication of future investment returns.

We did not make any notable alterations in our sector allocations during the first half but did shift modestly to emphasize more rapidly growing--but still reasonably valued--stocks. Portfolio additions were in a variety of sectors, including U.S. Cellular in telephone services, MetroNet Communications and Crown Castle International in media and communications, and Polycom in electronic systems. One of our largest sales was E*TRADE, which soared during the Internet stock rally and provided a nice gain.

The fundamental performance of portfolio companies continued to improve. For the past three calendar quarters, the percent of our holdings whose earnings estimates were revised positively rose consecutively from 46% to 55% to 62%.


Outlook

Now that small-company growth stocks have achieved some momentum, we are reasonably optimistic it can be maintained. Small-cap stocks remain quite attractive from a valuation perspective. On average, the portfolio trades at roughly a 20% discount on forward price/earnings estimates to the S&P 500 despite earnings growth rates roughly double that of the index, as shown in the Portfolio Characteristics table. While the surge in second quarter performance brought valuations up from all-time lows, they are still at levels rarely seen during the past 40 years--levels that have historically signaled attractive opportunities for investment in small-company stocks. We will stick to our strategy of selecting stocks with solid, long-term growth potential that represent reasonable values at the time of purchase.



Respectfully submitted,

/s/ Richard T. Whitney

Richard T. Whitney
President and Chairman of the Investment Advisory Committee

July 23, 1999

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


---------------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS
                                                                     Percent of
                                                                     Net Assets
                                                                        6/30/99
--------------------------------------------------------------------------------

  Proxim                                                                   0.9%

  Sanmina                                                                  0.8

  QLogic                                                                   0.8

  VISX                                                                     0.8

  Symbol Technologies                                                      0.8
--------------------------------------------------------------------------------

  Comverse Technology                                                      0.7

  Outdoor Systems                                                          0.7

  Lattice Semiconductor                                                    0.7

  VERITAS Software                                                         0.7

  Uniphase                                                                 0.7
--------------------------------------------------------------------------------

  Synopsys                                                                 0.7

  Micrel                                                                   0.7

  Outback Steakhouse                                                       0.7

  Dollar Tree Stores                                                       0.7

  Chancellor Media                                                         0.6
--------------------------------------------------------------------------------

  QuickResponse Services                                                   0.6

  Dycom Industries                                                         0.6

  Waddell & Reed Financial                                                 0.6

  Imax                                                                     0.6

  Teradyne                                                                 0.6
--------------------------------------------------------------------------------

  NCO Group                                                                0.6

  Emmis Broadcasting                                                       0.6

  CDW Computer Centers                                                     0.6

  Gentex                                                                   0.6

  Insight Enterprises                                                      0.6
--------------------------------------------------------------------------------

  Total                                                                   17.0%

  Note: Table excludes reserves.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


-----------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------


INDUSTRY DIVERSIFICATION
Twenty-Five Largest Industries

                                                       Percent of    Percent of
                                                       Net Assets    Net Assets
                                                         12/31/98       6/30/99
--------------------------------------------------------------------------------

  Computer Service and Software                             17.5%         18.0%

  Media and Communications                                   6.6           8.9

  Miscellaneous Business Services                            9.9           8.2

  Electronic Components                                      5.2           7.8

  Specialty Merchandisers                                    6.2           5.2
--------------------------------------------------------------------------------

  Hospital Supplies/Hospital Management                      6.0           5.1

  Pharmaceuticals                                            4.0           3.9

  Electronic Systems                                         2.4           2.8

  Financial Services                                         1.7           2.6

  Distribution Services                                      2.7           2.4
--------------------------------------------------------------------------------

  Entertainment and Leisure                                  2.6           2.4

  Telecommunications Equipment                               2.2           2.2

  Miscellaneous Consumer Products                            1.7           2.1

  Bank and Trust                                             2.2           1.9

  Specialized Computers                                      1.5           1.7
--------------------------------------------------------------------------------

  Health Care Services                                       2.2           1.7

  Telephone Services                                         0.8           1.6

  Transportation Services                                    2.1           1.6

  General Merchandisers                                      2.0           1.6

  Biotechnology                                              1.9           1.6
--------------------------------------------------------------------------------

  Automobiles and Related                                    1.7           1.6

  Restaurants                                                1.3           1.5

  Reserves                                                   1.4           1.5

  Education                                                  1.3           1.3

  Building and Construction                                  1.5           1.3
--------------------------------------------------------------------------------

  Total                                                     88.6%         90.5%

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


-------------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.


--------------------------------------------
DIVERSIFIED ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


                  Russell 2000   Lipper Small Cap   Diversified Small-Cap
                  Growth Index     Fund Index            Growth Fund
Jun-97               10,000          10,000                 10,000
Jun-98               11,319          11,552                 11,391
Jun-99               12,258          11,774                 11,365

---------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


                                                         Since    Inception
Periods Ended 6/30/99                       1 Year   Inception         Date
--------------------------------------------------------------------------------

Diversified Small-Cap Growth Fund           -0.23%       6.61%      6/30/97
--------------------------------------------------------------------------------

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited

----------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                              6 Months                  Year               6/30/97
                                                                 Ended                 Ended               Through
                                                               6/30/99              12/31/98              12/31/97
NET ASSET VALUE
Beginning of period                                          $   11.05             $   10.70             $   10.00

Investment activities
    Net investment income                                        (0.06)*               (0.09)*               (0.03)*
    Net realized and unrealized gain (loss)                       0.33                  0.46                  0.74ss.
                                                             ----------------------------------------------------------
    Total from investment activities                              0.27                  0.37                  0.71
                                                             ----------------------------------------------------------

Distributions
    Net realized gain                                             -                    (0.03)                (0.01)

Redemption fees added to paid-in-capital                          -                     0.01                  -

NET ASSET VALUE
End of period                                                $   11.32             $   11.05             $   10.70
                                                             ----------------------------------------------------------

Ratios/Supplemental Data

Total return++                                                    2.44%*                3.58%*                7.10%*

Ratio of total expenses to average net assets                     1.25%*+               1.25%*                1.25%+*

Ratio of net investment income to
  average net assets                                             (1.05)%*+             (0.83)%*              (0.67)%+*

Portfolio turnover rate                                           30.3%+                39.8%                 13.4%

Net assets, end of period (in thousands)                     $  61,215             $  70,444             $  72,071

++ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through 12/31/00.
+    Annualized
ss. The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of the fund's shares in relation to fluctuating market values for the investment portfolio.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                        June 30, 1999


-------------------------
STATEMENT OF NET ASSETS                                   Shares         Value
--------------------------------------------------------------------------------
                                                                  In thousands

COMMON STOCKS  98.5%

FINANCIAL  5.7%

Bank and Trust  1.9%

City National                                              7,100      $    266

Commerce Bancorp                                           6,201           265

Community First Bankshares                                11,800           281

North Fork Bancorporation                                  9,500           203

TeleBanc Financial *                                       4,400           170
                                                                      ---------
                                                                         1,185
                                                                      ---------
Insurance  1.2%

E.W. Blanch                                                2,600           177

Inspire Insurance Solutions *                              3,000            44

Protective Life                                            5,800           191

Radian Group                                               5,499           269
                                                                      ---------
                                                                           681
                                                                      ---------
Financial Services  2.6%

Affiliated Managers Group *                               10,100           305

AmeriCredit *                                             17,000           272

HealthCare Financial Partners *                            5,800           198

Legg Mason                                                 7,332           282

Metris Companies                                           3,700           151

Waddell & Reed Financial (Class A)                        14,100           387

                                                                         1,595
                                                                      ---------
Total Financial                                                          3,461
                                                                      ---------

UTILITIES  1.6%

Telephone Services  1.6%

Comverse Technology *                                      6,000           453

ICG Communications *                                       9,000           192

Intervoice *                                              11,600           167

U. S. Cellular *                                           3,500           187
                                                                      ---------
Total Utilities                                                            999
                                                                      ---------

CONSUMER NONDURABLES  15.1%

Cosmetics  0.2%

Chattem *                                                  4,500           143
                                                                      ---------
                                                                           143
                                                                      ---------

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                          Shares         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Food Processing  0.5%

Smithfield Foods *                                         9,900     $     329
                                                                      ---------
                                                                           329
                                                                      ---------
Hospital Supplies/Hospital Management  5.1%

Dentsply International                                     6,600           191

First Health Group *                                       8,500           183

Lincare *                                                 11,400           285

Medquist *                                                 6,900           302

Mentor                                                    13,800           259

Omnicare                                                  12,200           154

Patterson Dental *                                         4,950           172

Priority Healthcare (Class B) *                            6,900           239

PSS World Medical *                                       10,275           115

Renal Care Group *                                         6,900           178

Steris *                                                   6,800           132

Universal Health Services *                                6,100           291

Ventana Medical Systems *                                  4,000            77

Veterinary Centers of America *                            4,100            55

VISX *                                                     6,000           476
                                                                      ---------
                                                                         3,109
                                                                      ---------
Pharmaceuticals  3.9%

Barr Laboratories *                                        4,700           187

Biogen *                                                   4,800           309

Duane Reade *                                              7,500           230

Express Scripts (Class A) *                                4,500           271

Forest Laboratories *                                      3,200           148

Jones Pharma                                               7,100           279

K-V Pharmaceutical (Class A) *                             3,300            51

Liposome *                                                 8,400           160

Roberts Pharmaceutical *                                   9,300           226

Shire Pharmaceuticals ADR *                                4,800           124

Theragenics *                                             16,600           115

Watson Pharmaceuticals *                                   7,800           274
                                                                      ---------
                                                                         2,374
                                                                      ---------
Biotechnology  1.6%

Covance *                                                  7,000           168

Cytyc *                                                   10,000           195

Inhale Therapeutic Systems *                               8,500           203

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------



                                                          Shares         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Medco Research *                                           9,400     $     247

Serologicals *                                            18,000           147
                                                                      ---------
                                                                           960
                                                                      ---------
Health Care Services  1.7%

Concentra Managed Care *                                   9,472           140

Henry Schein *                                             5,300           168

Novoste *                                                  8,200           172

Orthodontic Centers of America *                          16,300           230

PacifiCare Health Systems (Class A) *                      3,000           216

US Oncology *                                              9,100           110
                                                                      ---------
                                                                         1,036
                                                                      ---------
Miscellaneous Consumer Products  2.1%

Blyth Industries *                                         9,000           309

Fossil *                                                   4,000           193

Jones Apparel Group *                                      8,300           285

Mohawk Industries *                                        3,100            94

Quicksilver *                                              7,950           207

Wesley Jessen VisionCare *                                 5,500           177

                                                                         1,265
                                                                      ---------
Total Consumer Nondurables                                               9,216
                                                                      ---------


CONSUMER SERVICES  19.6%

Restaurants  1.5%

Applebee's                                                 7,500           227

Dave & Buster *                                           10,200           295

Outback Steakhouse *                                      10,350           406
                                                                      ---------
                                                                           928
                                                                      ---------
General Merchandisers  1.6%

Bed Bath & Beyond *                                        4,300           165

Dollar Tree Stores *                                       9,225           406

Family Dollar Stores                                       4,200           101

Kenneth Cole Productions (Class A) *                       3,800           106

Neiman-Marcus *                                            8,100           208
                                                                      ---------
                                                                           986
                                                                      ---------
Specialty Merchandisers  5.2%

Barnes & Noble *                                           4,500           123

Borders Group *                                            2,500            40

Buckle *                                                   6,000           173

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------



                                                          Shares         Value
--------------------------------------------------------------------------------
                                                                  In thousands

CDW Computer Centers *                                     8,200     $     361

Insight Enterprises *                                     14,550           360

Linens `n Things *                                         5,400           236

Men's Wearhouse *                                          8,700           224

Office Depot *                                            12,300           271

Pacific Sunwear *                                          9,150           223

Rent A Center *                                           11,000           264

Ross Stores                                                3,700           186

SLI *                                                      7,900           213

Whole Foods Market *                                       3,700           178

Williams-Sonoma *                                          9,000           313
                                                                      ---------
                                                                         3,165
                                                                      ---------
Entertainment and Leisure  2.4%

Brinker *                                                  7,600           206

Imax *                                                    16,700           378

SFX Entertainment (Class A) *                              5,200           333

Sonic *                                                    3,800           123

Steinway Musical Instruments *                             6,900           183

Sunterra *                                                17,200           240
                                                                      ---------
                                                                         1,463
                                                                      ---------
Media and Communications  8.9%

A.C. Nielson *                                             7,200           218

American Tower Systems (Class A) *                        11,000           264

AT & T (Class B) *                                         2,600           166

Catalina Marketing *                                       2,800           258

Century Communications (Class A) *                         6,200           285

Chancellor Media *                                         7,200           397

Cox Radio *                                                5,000           271

Crown Castle International *                               9,400           195

Emmis Broadcasting (Class A) *                             7,500           369

Harte-Hanks                                                7,000           190

Hispanic Broadcasting *                                    3,900           296

Infousa (Class A) *                                       17,400           152

Infousa (Class B) *                                       15,700           132

Level One *                                                6,000           294

Media General                                              2,600           133

Outdoor Systems *                                         11,775           430

TCA Cable TV                                               5,000           277

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                          Shares         Value
--------------------------------------------------------------------------------
                                                                  In thousands

TV Guide *                                                 8,200  $        299

Univision Communications *                                 5,000           330

Valassis Communications *                                  5,400           198

World Color Press *                                        4,200           115

Young Broadcasting (Class A) *                             4,600           196

                                                                         5,465
                                                                  --------------
Total Consumer Services                                                 12,007
                                                                  --------------

CONSUMER CYCLICALS  2.8%

Automobiles and Related  1.6%

Gentex *                                                  12,900           361

Group 1 Automotive *                                       4,700           100

O'Reilly Automotive *                                      6,600           332

Tower Automotive *                                         6,300           160
                                                                  --------------
                                                                           953
                                                                  --------------
Building and Real Estate  1.0%

Apartment Investment & Management (Class A), REIT          8,012           342

Premier Parks *                                            8,000           294
                                                                  --------------
                                                                           636
                                                                  --------------
Miscellaneous Consumer Durables  0.2%

HA-LO Industries *                                        13,050           129

                                                                           129
                                                                  --------------
Total Consumer Cyclicals                                                 1,718
                                                                  --------------


TECHNOLOGY  16.5%

Electronic Components  7.8%

Analog Devices *                                           3,900           196

Burr Brown *                                               9,550           353

Cybex Computer Products *                                 10,050           281

Dallas Semiconductor                                       6,600           333

Electronics for Imaging *                                  3,900           200

Etec Systems *                                             3,200           106

Lattice Semiconductor *                                    6,900           429

Maxim Integrated Products *                                5,000           332

Micrel *                                                   5,500           408

Microchip Technology *                                     5,800           274

Plexus *                                                   7,200           215

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                          Shares         Value
--------------------------------------------------------------------------------
                                                                  In thousands

PMC-Sierra *                                               4,300  $        253

QLogic *                                                   3,800           502

Sanmina *                                                  6,800           516

Vitesse Semiconductor *                                    5,200           352
                                                                  --------------
                                                                         4,750
                                                                  --------------

Electronic Systems  2.8%

Black Box *                                                5,800           291

Dionex *                                                   4,800           194

Novellus Systems *                                         3,900           266

Polycom *                                                  4,800           187

Teradyne *                                                 5,200           373

Uniphase *                                                 2,500           415
                                                                  --------------
                                                                         1,726
                                                                  --------------

Information Processing  1.1%

Data Processing Resources *                                8,000           189

First USA Paymentech *                                     4,000           101

SCI Systems *                                              6,800           323
                                                                  --------------
                                                                           613
                                                                  --------------

Specialized Computer  1.7%

Pinnacle *                                                10,200           344

Security Dynamics Technologies *                          12,400           262

Symbol Technologies                                       12,525           462
                                                                  --------------
                                                                         1,068
                                                                  --------------

Telecommunications  2.2%

Inter-Tel                                                  5,400            98

ITC Deltacom *                                             6,700           187

Pacific Gateway Exchange *                                 5,300           154

Premisys Communications *                                  6,100            44

Proxim *                                                  10,000           581

USA Networks *                                             7,700           309
                                                                  --------------
                                                                         1,373
                                                                  --------------

Aerospace and Defense  0.9%

AAR                                                        6,300           143

Avondale Industries *                                      1,500            59

Orbital Sciences *                                         7,300           172

Triumph Group *                                            6,700           171

                                                                           545
                                                                  --------------
Total Technology                                                        10,075
                                                                  --------------

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                          Shares         Value
--------------------------------------------------------------------------------
                                                                  In thousands

EDUCATION  1.3%

Apollo Group (Class A) *                                   9,550  $        253

ITT Educational Service *                                  6,200           162

Learning Tree International *                             12,400           136

Sylvan Learning Systems *                                  9,750           265
                                                                  --------------
Total Education                                                            816
                                                                  --------------

CAPITAL EQUIPMENT  0.5%

Electrical Equipment  0.2%

American Power Conversion *                                7,400           149
                                                                  --------------
                                                                           149
                                                                  --------------

Machinery  0.3%

Terex *                                                    5,900           179

                                                                           179
                                                                  --------------
Total Capital Equipment                                                    328
                                                                  --------------

BUSINESS SERVICES AND
TRANSPORTATION  31.6%

Computer Service and Software  18.0%

Affiliated Computer Services (Class A) *                   6,700           339

American Management Systems *                              1,600            51

AVT *                                                      5,200           197

BISYS Group *                                              5,800           339

Cadence Design Systems *                                   8,200           105

CIBER *                                                   10,000           191

Citrix Systems *                                           6,100           344

Clarify *                                                  4,500           186

Cognos *                                                   6,600           145

Cotelligent Group *                                        6,900            54

DST Systems *                                              4,700           295

Earthlink Network *                                        3,200           197

Electronic Arts *                                          6,300           341

Engineering Animation *                                    4,300            91

Factset Research Systems                                   3,700           209

Gartner Group (Class A) *                                  3,600            74

Great Plains Software *                                    4,000           187

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                          Shares         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Hyperion Solutions *                                      11,400  $        203

IMRglobal *                                                7,800           151

International Network Services *                           7,350           295

Intuit *                                                   3,500           316

Keane *                                                    6,400           145

Legato Systems *                                           5,700           329

Lexmark International Group (Class A) *                    2,600           172

Macromedia *                                               3,700           131

Mapics *                                                   5,600            59

Mastech *                                                 11,700           217

Mercury Interactive *                                      5,000           177

National Data                                              8,400           359

National Instruments *                                     7,700           310

Netgravity *                                               5,900           135

Network Associates *                                       5,400            79

PSINet *                                                   2,600           113

Pegasus Systems *                                          3,900           147

Peregrine Systems *                                        5,900           151

Preview Travel *                                           7,600           166

QRS *                                                      5,000           391

Saville Systems ADR *                                     11,500           167

Sterling Commerce *                                        5,106           186

Summit Design *                                           14,200            43

SunGard Data Systems *                                     8,100           279

Sykes Enterprises *                                        9,300           310

Symantec *                                                 6,800           174

Synopsys *                                                 7,500           414

Transaction Systems Architects *                           7,400           289

USInternetworking *                                        4,500           189

USWeb *                                                   12,050           268

VERITAS Software *                                         4,450           423

Visio *                                                    5,000           190

WebTrends *                                                5,400           249

Wind River Systems *                                      10,700           172

Zebra Technologies (Class B) *                             7,200           276
                                                                  --------------
                                                                        11,020
                                                                  --------------

Distribution Services  2.4%

AmeriSource Health *                                      10,200           260

Aviation Sales *                                           3,000           119


16
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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                          Shares         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Jack Henry & Associates                                    4,300  $        168

MSC (Class A) *                                            6,300            65

Richfood Holdings                                          9,800           173

Tech Data *                                                5,900           225

U.S. Foodservice *                                         5,400           230

Watsco (Class A)                                          14,250           233
                                                                  --------------
                                                                         1,473
                                                                  --------------

Environmental  0.7%

Casella Waste Systems (Class A) *                          9,200           238

Catalytica *                                               9,000           126
                                                                  --------------
                                                                           364
                                                                  --------------

Transportation Services  1.6%

Avis Rent A Car *                                          5,500           160

Coach USA *                                                8,500           357

Swift Transportation *                                    12,075           265

USFreightways                                              4,500           207
                                                                  --------------
                                                                           989
                                                                  --------------

Miscellaneous Business Services  8.2%

Carriage Services (Class A) *                              6,700           126

Concord EFS *                                              7,350           311

Consolidated Graphics *                                    6,000           300

CORT Business Services *                                   8,100           194

Fair, Issac and Company                                    4,800           168

First Consulting Group *                                  12,551           131

G & K Services (Class A)                                   5,600           293

Insituform Technologies (Class A) *                        8,000           172

Lason *                                                    6,300           313

META Group *                                              12,800           198

Metamor Worldwide *                                       11,400           273

Metzler Group *                                            6,500           179

Modis Professional Services *                             21,600           297

National Computer Systems                                  6,400           216

NCO Group *                                                9,800           371

NOVA *                                                    10,796           270

Prepaid Legal Services *                                   5,800           158

Professional Staff ADR *                                  16,000           105

Rent Way *                                                 9,900           244

Romac International *                                     13,300           118

17
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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                          Shares         Value
--------------------------------------------------------------------------------
                                                                  In thousands

StaffMark *                                                5,900  $         59

Strayer Education                                          3,800           116

Superior Services *                                        6,000           160

Tetra Tech *                                              16,406           273
                                                                  --------------
                                                                         5,045
                                                                  --------------

Airlines  0.7%

Alaska Air Group *                                         2,800           117

Comair Holdings                                           10,425           217

Mesaba Holdings *                                          7,800            99

                                                                           433
                                                                  --------------
Total Business Services and Transportation                              19,324
                                                                  --------------

ENERGY  1.1%

Energy Services  0.8%

BJ Services *                                              8,600           253

Oceaneering International *                               11,700           189

Smith International *                                      2,000            87
                                                                  --------------
                                                                           529
                                                                  --------------

Exploration and Production  0.3%

Noble Affiliates                                           6,100           172

                                                                           172
                                                                  --------------
Total Energy                                                               701
                                                                  --------------

PROCESS INDUSTRIES  2.0%

Specialty Chemicals  0.7%

Macdermid                                                  2,800           130

Sybron International *                                    12,100           334
                                                                  --------------
                                                                           464
                                                                  --------------

Building and Construction  1.3%

Dycom Industries *                                         6,950           389

NCI Building Systems *                                     9,800           209

Simpson Manufacturing *                                    4,000           190

                                                                           788
                                                                  --------------
Total Process Industries                                                 1,252
                                                                  --------------

18
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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                          Shares         Value
--------------------------------------------------------------------------------
                                                                  In thousands

      BASIC MATERIALS  0.7%

      Miscellaneous Materials  0.7%

      Gilat Satellite Networks *                           6,700  $        352

      Select Comfort *                                     8,200            73

      Total Basic Materials                                                425
                                                                  --------------
      Total Common Stocks (Cost  $49,099)                               60,322
                                                                  --------------


      SHORT-TERM INVESTMENTS  1.2%

      Money Market Funds  1.2%

      Reserve Investment Fund, 5.05% #                   722,241           722
                                                                  --------------
      Total Short-Term Investments (Cost  $722)                            722
                                                                  --------------

Total Investments in Securities

99.7% of Net Assets (Cost $49,821)                                $     61,044

Other Assets Less Liabilities                                              171
                                                                  --------------

NET ASSETS                                                        $     61,215
                                                                  --------------

Net Assets Consist of:

Accumulated net investment income - net of distributions          $       (317)

Accumulated net realized gain/loss - net of distributions               (7,485)

Net unrealized gain (loss)                                              11,223

Paid-in-capital applicable to 5,405,495 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized        57,794
                                                                  --------------

NET ASSETS                                                        $     61,215
                                                                  --------------

NET ASSET VALUE PER SHARE                                         $      11.32
                                                                  --------------

   # Seven-day yield
   * Non-income producing
 ADR American depository receipt
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

19
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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND>
--------------------------------------------------------------------------------
Unaudited

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                      6 Months
                                                                         Ended
                                                                       6/30/99

  Investment Income
  Income
   Dividend                                                       $         40
   Interest                                                                 18
                                                                  --------------
   Total income                                                             58
                                                                  --------------

  Expenses
   Shareholder servicing                                                   147
   Investment management                                                   127
   Custody and accounting                                                   48
   Prospectus and shareholder reports                                       32
   Registration                                                             12
   Legal and audit                                                           5
   Directors                                                                 3
   Miscellaneous                                                             1
                                                                  --------------
   Total expenses                                                          375
                                                                  --------------
  Net investment income                                                   (317)
                                                                  --------------

  Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on securities                                  (295)
  Change in net unrealized gain or loss on securities                    1,292
                                                                  --------------
  Net realized and unrealized gain (loss)                                  997
                                                                  --------------

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $        680
                                                                  --------------


   The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited


----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands


                                                       6 Months           Year
                                                          Ended          Ended
                                                        6/30/99       12/31/98

  Increase (Decrease) in Net Assets
  Operations
   Net investment income                             $     (317)   $      (585)
   Net realized gain (loss)                                (295)        (7,194)
   Change in net unrealized gain or loss                  1,292          9,852
                                                     --------------------------
   Increase (decrease) in net assets from operations        680          2,073
                                                     --------------------------

  Distributions to shareholders
   Net realized gain                                          --          (191)
                                                     --------------------------

  Capital share transactions *
   Shares sold                                            8,192         35,966
   Distributions reinvested                                  --            190
   Shares redeemed                                      (18,116)       (39,729)
   Redemption fees received                                  15             64
                                                     --------------------------
   Increase (decrease) in net assets from capital
   share transactions                                    (9,909)        (3,509)
                                                     --------------------------

  Net Assets
  Increase (decrease) during period                      (9,229)        (1,627)
  Beginning of period                                    70,444         72,071
                                                     --------------------------

  End of period                                      $   61,215    $    70,444
                                                     --------------------------

* Share information
   Shares sold                                              783          3,404
   Distributions reinvested                                  --             19
   Shares redeemed                                       (1,755)        (3,779)
                                                     --------------------------
   Increase (decrease) in shares outstanding               (972)          (356)


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1999

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 30, 1997.

      The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Credits earned on daily, uninvested cash balances at the custodian are used to reduce the fund's custody charges.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


NOTE 2 - INVESTMENT TRANSACTIONS

      Purchases and sales of portfolio securities, other than short-term securities, aggregated $9,235,000 and $19,388,000, respectively, for the six months ended June 30, 1999.



NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of December 31, 1998, the fund had capital loss carryforwards for federal income tax purposes of $5,643,000, all of which expires in 2006.

      At June 30, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $49,821,000. Net unrealized gain aggregated $11,223,000 at period-end, of which $15,955,000 related to appreciated investments and $4,732,000 to depreciated investments.



NOTE 4 - RELATED PARTY TRANSACTIONS

      The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $20,000 was payable at June 30, 1999. The fee is computed daily and paid monthly, and consists, of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At June 30, 1999, and for the six months then ended, the effective annual group fee rate was 0.32% . The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      Under the terms of the investment management agreement, the manager is required to bear any expenses through December 31, 2000, which would cause the fund's ratio of expenses to average net assets to exceed 1.25%. Thereafter, through December 31, 2002, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------



     declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 1.25%. Pursuant to this agreement, $75,000 of management fees were not accrued by the fund for the six months ended June 30, 1999. Additionally, $240,000 of unaccrued management fees related to a previous expense limitation are subject to reimbursement through December 31, 2000.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $155,000 for the six months ended June 30, 1999, of which $34,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1999, totaled $18,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT SERVICES AND INFORMATION


               KNOWLEDGEABLE SERVICE REPRESENTATIVES

               By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

               In Person  Available in T. Rowe Price Investor Centers.


               ACCOUNT SERVICES

               Checking  Available on most fixed income funds ($500 minimum).

               Automatic Investing  From your bank account or paycheck.

               Automatic Withdrawal  Scheduled, automatic redemptions.

               Distribution Options Reinvest all, some, or none of your distributions.

               Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


               BROKERAGE SERVICES*

               Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**

               INVESTMENT INFORMATION

               Combined Statement Overview of all your accounts with T. Rowe Price.

               Shareholder Reports Fund managers' reviews of their strategies and results.

               T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

               Performance Update Quarterly review of all T. Rowe Price fund results.

               Insights Educational reports on investment strategies and financial markets.

               Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

                 * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
               ** Based on a January 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a brokerage account
or obtain information, call:
1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

4200 West Cypress St.
10th Floor
Tampa, FL 33607

4410 ArrowsWest Drive
Colorado Springs, CO 80907

Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills, CA 91367


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